Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of key management personnel

	2024	2023	2022
	£m	£m	£m
Salaries and other short-term employee benefits	6	6	7
Post-employment benefits	—	2	—
Share-based payments	1	2	5
	7	10	12